COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum purchase obligations payments under non-cancelable purchase agreements

Years ending December 31,
2021	558
2022	475
2023	340
2024	342
2025	122
2026 and thereafter	2,791
4,628